Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of weighted-average remaining lease term and discount rate
	December 31,	December 31,
	2022	2021

Weighted average remaining lease term	1.51 years	1.84 years

Weighted average discount rate	4.09%	4.92%

Schedule of lease expense
	Year ended	Year ended
	December 31, 2022	December 31, 2021

Operating lease	$969	$1,173
Short-term lease	6	5
Total lease expense	$975	$1,178

Schedule of maturities of lease liabilities
Operating Leases

2023	1,098
2024	1,054
2025	159
2026	137
2027 and thereafter	173
Total operating lease payments	$2,621
Less: imputed interest	145
Present value of lease liabilities	$2,476